BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 2.8%
AMSR Trust
(a)
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,649,201
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,704,243
Series 2021-SFR1, Class D, 2.60%,
06/17/38
(b)
.............. 2,500 2,038,549
Series 2021-SFR1, Class E2,
2.90%, 06/17/38
(b)
......... 3,700 2,977,766
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,682,537
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,329,964
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class F1,
3.64%, 08/17/37 .......... 1,800 1,607,490
Series 2020-SFR1, Class F2,
4.28%, 08/17/37 .......... 2,143 1,913,650
Series 2020-SFR2, Class E, 2.67%,
10/19/37 ............... 3,000 2,680,080
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38
(a)
........... 4,000 3,338,401
Home Partners of America Trust
(a)
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,901 3,339,191
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,768 3,139,941
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43
(a)
.. 1,083 1,023,679
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39
(a)
........... 4,000 3,459,120
Progress Residential
(a)
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 2,916,394
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 856,489
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36
(a)
.............. 3,200 3,057,833
Series 2020-SFR1, Class E, 3.03%,
04/17/37
(a)
.............. 3,000 2,780,892
Series 2020-SFR3, Class E, 2.30%,
10/17/27
(a)
.............. 3,000 2,649,225
Series 2021-SFR10, Class E2,
3.67%, 12/17/40
(a)
......... 800 636,901
Series 2021-SFR11, Class E2,
3.53%, 01/17/39
(a)
......... 4,000 3,129,312
Series 2021-SFR8, Class E2,
2.53%, 10/17/38
(a)
......... 4,000 3,304,385
Series 2021-SFR9, Class E2,
3.01%, 11/17/40
(a)
......... 3,500 2,704,050
Series 2022-SFR1, Class E2,
3.99%, 02/17/41
(a)
......... 4,000 3,199,354
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,617,364
Series 2022-SFR7, Class D, 5.50%,
10/27/27
(a)
.............. 3,165 2,950,100
Tricon American Homes, Series 2020-
SFR1, Class E, 3.54%, 07/17/38
(a)
2,000 1,766,152
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39
(a)
................ 4,000 3,310,776
Security
Par (000)
Par (000) Value
United States (continued)
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38
(a)
USD 3,500 $ 2,972,635
VMC Finance LLC, Series 2022-FL5,
Class A, (30-Day Average SOFR +
1.90%), 4.18%, 02/18/39
(a)(b)
.... 4,000 3,852,878
79,588,552
Total Asset-Backed Securities — 2.8%
(Cost: $92,193,093) .............................. 79,588,552
Shares
Shares
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 466,800
Invitation Homes, Inc. ........... 15,000 506,550
973,350
Total Common Stocks — 0.1%
(Cost: $1,305,281) .............................. 973,350
Par (000)
Pa r (000)
Corporate Bonds
China — 0.1%
Agile Group Holdings Ltd., 6.05%
,
10/13/25
(c)
................ 545 152,191
Central China Real Estate Ltd., 7.25%
,
07/16/24
(c)
................ 545 125,112
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(c)(d)(e)
.............. 545 34,062
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(c)
........... 545 87,200
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)
................ 545 130,800
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(f)
...... 568 61,470
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(c)(d)(e)
........ 345 29,325
Fortune Star BVI Ltd., 5.05%
,
01/27/27
(c)
................ 545 201,650
Greenland Global Investment Ltd.,
6.13%
,
04/22/23
(c)
........... 345 172,500
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24
(c)
........... 545 315,691
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(c)(d)(e)
.............. 545 27,250
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(c)(d)(e)
.............. 545 57,327
KWG Group Holdings Ltd., 5.95%
,
08/10/25
(c)
................ 545 89,925
Logan Group Co. Ltd., 4.50%
,
01/13/28
(c)
................ 545 87,200
Modern Land China Co. Ltd., 11.95%
,
03/04/24
(c)(d)(e)
.............. 545 84,475
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 545 171,948
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 345 49,012

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
China (continued)
Redco Properties Group Ltd., 9.90%
,
02/17/24
(c)
................ USD 545 $ 84,237
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(c)(d)(e)
.............. 545 33,824
RKPF Overseas Ltd., 5.20%
,
01/12/26
(c)
................ 545 201,650
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(c)(d)(e)
.............. 545 29,975
Seazen Group Ltd., 6.00%
,
08/12/24
(c)
545 223,212
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
6.88%
(b)(c)(g)
................ 545 133,797
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(c)(d)(e)
.............. 545 70,850
Times China Holdings Ltd., 5.75%
,
01/14/27
(c)
................ 545 59,950
Wanda Properties Overseas Ltd.,
6.88%
,
07/23/23
(c)
........... 545 427,825
Yango Justice International Ltd., 8.25%
,
11/25/23
(c)(d)(e)
.............. 545 27,250
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(c)
................ 345 241,565
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(c)(d)(e)
......... 345 21,562
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(c)(d)(e)
.............. 545 21,800
3,454,635
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(c)
................ 545 366,615
Indonesia — 0.0%
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26
(c)
................ 545 343,350
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(c)
................ 545 345,496
MGM China Holdings Ltd., 4.75%
,
02/01/27
(c)
................ 545 420,331
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 258,875
Wynn Macau Ltd., 5.50%
,
01/15/26
(c)
545 409,786
1,434,488
Singapore — 0.0%
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(c)
(g)
...................... 345 227,872
United States — 0.1%
Oracle Corp., 3.95%
,
03/25/51 ..... 4,600 3,050,745
Total Corporate Bonds — 0.3%
(Cost: $22,177,282) .............................. 8,877,705
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Supranational — 0.1%
European Union, Series NGEU, 0.70%
,
07/06/51
(c)
................ EUR 6,750 $ 3,749,613
Total Foreign Agency Obligations — 0.1%
(Cost: $4,664,036) .............................. 3,749,613
Foreign Government Obligations
Colombia — 0.2%
Republic of Colombia
4.50%, 03/15/29 ............ USD 750 614,203
3.13%, 04/15/31 ............ 8,433 5,851,975
6,466,178
Dominican Republic — 0.4%
Dominican Republic Government Bond,
6.00%
,
02/22/33
(a)
........... 12,100 9,769,238
Israel — 0.0%
State of Israel Government Bond,
3.88%
,
07/03/50 ............ 1,234 991,673
Mexico — 0.2%
United Mexican States, 5.00%
,
04/27/51 ................. 7,425 5,690,798
Total Foreign Government Obligations — 0.8%
(Cost: $27,802,652) .............................. 22,917,887
Shares
Shares
Investment Companies
iShares Residential Real Estate ETF
(h)
32,341 2,322,731
Total Investment Companies — 0.1%
(Cost: $2,933,731) .............................. 2,322,731
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
(a)
Angel Oak Mortgage Trust, Series
2022-1, Class A1, 2.88%, 12/25/66
(i)
2,466 2,131,190
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 6,143 5,954,143
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(i)
................. 2,993 2,904,749
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 09/25/67
(i)
1,548 1,501,252
Verus Securitization Trust
(i)
Series 2022-1, Class A1, 2.72%,
01/25/67 ............... 4,613 4,063,444
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 4,498 4,369,023
20,923,801

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(a)(b)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... USD 950 $ 749,196
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 108,420
Extended Stay America Trust
Series 2021-ESH, Class B, (LIBOR
USD 1 Month + 1.38%), 4.20%,
07/15/38 ............... 2,982 2,869,579
Series 2021-ESH, Class C, (LIBOR
USD 1 Month + 1.70%), 4.52%,
07/15/38 ............... 417 401,217
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 5.07%,
07/15/38 ............... 835 799,299
4,927,711
Total Non-Agency Mortgage-Backed Securities — 0.9%
(Cost: $27,554,728) .............................. 25,851,512
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Variable Rate Notes,
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
.......... 696 581,244
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62, Class B,
4.01% ,  01/25/50 ........ 2,500 2,353,036
Series 2017-K65, Class B,
4.22% ,  07/25/50 ........ 2,000 1,869,401
Series 2018-K73, Class B,
3.99% ,  02/25/51 ........ 1,350 1,243,386
Series 2018-K82, Class B,
4.27% ,  09/25/28 ........ 2,043 1,892,468
Series 2018-K83, Class B,
4.42% ,  11/25/51 ........ 2,000 1,851,895
Series 2019-K91, Class B,
4.40% ,  04/25/51 ........ 2,000 1,842,802
Series 2019-K94, Class B,
4.10% ,  07/25/52 ........ 2,000 1,781,415
Series 2020-K737, Class B,
3.42% ,  01/25/53 ........ 932 850,621
13,685,024
Mortgage-Backed Securities — 6.9%
Uniform Mortgage-Backed Securities
(j)
3.00% ,  10/25/52 - 11/25/52 ... 58,129 50,571,285
3.50% ,  10/25/52 .......... 84,281 75,846,316
4.50% ,  10/25/52 - 11/25/52 ... 71,388 67,981,709
194,399,310
Total U.S. Government Sponsored Agency Securities
—
7.4%
(Cost: $218,912,597) ............................. 208,665,578
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 ............ 65,561 65,807,648
2.00%, 01/15/26 ............ 42,313 42,179,326
2.38%, 01/15/27
(k)
........... 40,910 41,526,796
1.75%, 01/15/28 ............ 38,461 38,084,297
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.63%, 04/15/28 ............ USD 39,376 $ 42,792,965
2.50%, 01/15/29 ............ 35,515 36,748,993
3.88%, 04/15/29 ............ 45,735 51,218,785
3.38%, 04/15/32
(k)
........... 16,450 18,751,709
2.13%, 02/15/40 - 02/15/41 ..... 52,573 54,428,627
0.75%, 02/15/42 ............ 50,319 40,454,831
0.63%, 02/15/43 ............ 39,514 30,374,984
1.38%, 02/15/44
(l)
........... 54,348 48,360,063
0.75%, 02/15/45
(l)
........... 59,823 46,124,828
1.00%, 02/15/46 - 02/15/49 ..... 83,957 68,135,759
0.88%, 02/15/47 ............ 37,750 29,597,184
0.25%, 02/15/50 ............ 38,857 25,462,851
0.13%, 02/15/51 ............ 39,108 24,538,630
0.13%, 02/15/52
(k)
........... 47,984 30,326,401
U.S. Treasury Inflation Linked Notes
0.63%, 04/15/23 ............ 59,488 58,595,204
0.63%, 01/15/24 - 07/15/32
(k)
.... 154,634 148,316,992
0.50%, 04/15/24 - 01/15/28 ..... 157,850 149,332,646
0.13%, 07/15/24 - 01/15/31 ..... 718,986 674,024,305
0.25%, 01/15/25 - 07/15/29 ..... 178,064 165,871,828
0.38%, 07/15/25 - 07/15/27 ..... 278,771 262,566,414
0.63%, 01/15/26 ............ 88,802 84,761,063
0.13%, 04/15/27
(k)
........... 227,504 209,759,724
0.75%, 07/15/28 ............ 80,782 75,910,712
0.88%, 01/15/29 ............ 47,816 44,963,468
0.13%, 01/15/30 - 01/15/32 ..... 460,114 402,766,354
U.S. Treasury Notes
2.63%, 02/15/29 ............ 23,000 21,193,242
2.88%, 05/15/32 ............ 15,660 14,478,159
Total U.S. Treasury Obligations — 108.3%
(Cost: $3,460,290,083) ........................... 3,047,454,788
Total Long-Term Investments — 120.8%
(Cost: $3,857,833,483) ........................... 3,400,401,716
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79%
(h)(m)
.... 5,019,297 5,019,297
Total Short-Term Securities — 0.2%
(Cost: $5,019,297) .............................. 5,019,297
Total Options Purchased — 0.3%
(Cost: $7,891,687 ) .............................. 8,535,212
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 121.3%
(Cost: $3,870,744,467) ........................... 3,413,956,225
Total Options Written — (1.0)%
(Premiums Received — $(21,102,023)) ................ (27,605,411)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(j)
3.00% ,  10/25/52 - 11/25/52 ..... (39,437) (34,311,844)
3.50% ,  10/25/52 ............ (45,714) (41,139,042)

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
4.50% ,  10/25/52 ............ USD (43,165) $ (41,118,155)
Total TBA Sale Commitments — (4.1)%
(Proceeds: $(118,496,971)) ........................ (116,569,041)
Security
Par (000)
Par (000) Value
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes,
0.63%, 07/15/32 ............ USD (9,177) $ (8,326,689)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $(8,408,269)) ..........................
(8,326,689)
Total Investments Sold Short — (0.3)%
(Proceeds: $(8,408,269) ) .......................... (8,326,689)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 115.9%
(Cost: $3,722,737,204) ........................... 3,261,455,084
Liabilities in Excess of Other Assets — (15.9)% ........... (446,369,097)
Net Assets — 100.0% .............................. $ 2,815,085,987
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 18,508,352 $ — $ (13,489,055)
(a)
$ — $ — $ 5,019,297 5,019,297 $ 70,337 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — 8,099,130 (8,057,298) (41,832) — — — 53,576 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 101,080,059 (101,092,172) 12,113 — — — 108,173 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
— 30,965,696 (31,633,598) 667,902 — — — 57,226 —
iShares Residential Real Estate
ETF .................. — 4,829,832 (1,801,412) (94,689) (611,000) 2,322,731 32,341 45,933 —
iShares U.S. Real Estate ETF
(b)
. 2,526,045 — (2,429,354) 450,876 (547,567) — — — —
$ 994,370 $ (1,158,567) $ 7,342,028 $ 335,245 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Nomura Securities
International, Inc. ..... 3.03% 07/21/22 Open
(a)
$ 3,696,750 $ 3,713,953 U.S. Treasury Obligations Open/Demand
(a)
BofA Securiites, Inc. ..... 3.03 08/02/22 Open
(a)
20,182,102 20,256,748 U.S. Treasury Obligations Open/Demand
(a)
Nomura Securities
International, Inc. ..... 3.03 09/08/22 Open
(a)
6,293,750 6,304,072 U.S. Treasury Obligations Open/Demand
(a)
Nomura Securities
International, Inc. ..... 2.25 09/30/22 10/03/22   211,386,435 211,399,647 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 2.96 09/30/22 10/03/22   40,736,250 40,739,599 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 2.96 09/30/22 10/03/22   99,911,250 99,919,465 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 3.00 09/30/22 10/03/22   17,849,063 17,850,550 U.S. Treasury Obligations Overnight
$ 400,055,600 $ 400,184,034
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 366 12/30/22 $ 75,147 $ (190,251)
30 Day Federal Funds ...................................................... 10 01/31/23 3,991 (18,352)
3 Month SONIA Index ....................................................... 182 03/14/23 48,263 (710,706)
3 Month SONIA Index ....................................................... 25 12/19/23 6,574 (59,535)
(978,844)
Short Contracts
WTI Crude Oil
(a)
........................................................... 21 10/19/22 1,669 60,959
Euro-Bund .............................................................. 419 12/08/22 56,870 1,583,175
Euro- Buxl ............................................................... 30 12/08/22 4,311 374,707
Japan 10 Year Bond ........................................................ 8 12/13/22 8,197 14,485
U.S. Treasury 10 Year Note ................................................... 271 12/20/22 30,369 247,542
U.S. Treasury 10 Year Ultra Note ............................................... 469 12/20/22 55,591 2,032,194
U.S. Treasury Long Bond .................................................... 161 12/20/22 20,372 1,486,725
U.S. Treasury Ultra Bond .................................................... 67 12/20/22 9,158 342,277
U.S. Treasury 5 Year Note .................................................... 762 12/30/22 81,873 596,789
3 Month SOFR ........................................................... 37 03/14/23 8,852 3,177
3 Month SOFR ........................................................... 34 06/20/23 8,123 (14,825)
3 Month SOFR ........................................................... 37 12/19/23 8,848 15,067
3 Month SOFR ........................................................... 37 03/19/24 8,856 24,291
3 Month SOFR ........................................................... 37 06/18/24 8,872 29,984
6,796,547
$ 5,817,703
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 925,000 USD 991,810 JPMorgan Chase Bank NA 10/04/22 $ 40,999
EUR 8,575,000 NOK 89,746,681 JPMorgan Chase Bank NA 12/21/22 198,687
EUR 4,727,000 USD 4,576,781 Westpac Banking Corp. 12/21/22 85,275
USD 600,000 AUD 867,718 Royal Bank of Canada 12/21/22 44,174
USD 900,000 CAD 1,168,092 Bank of America NA 12/21/22 54,058
USD 6,018,471 EUR 5,987,000 Credit Agricole Corporate & Investment Bank SA 12/21/22 113,726
USD 2,115,881 EUR 2,101,500 Deutsche Bank AG 12/21/22 43,254
USD 4,794,965 EUR 4,774,600 Morgan Stanley & Co. International plc 12/21/22 85,963
USD 600,000 EUR 586,019 State Street Bank and Trust Co. 12/21/22 22,032
USD 1,828,905 GBP 1,591,000 Bank of America NA 12/21/22 50,298
USD 900,000 MXN 18,149,359 State Street Bank and Trust Co. 12/21/22 11,698
750,164
EUR 1,050,500 USD 1,043,703 Bank of America NA 12/21/22 (7,636)
NOK 145,471,398 EUR 14,376,000 Deutsche Bank AG 12/21/22 (792,191)
NOK 12,813,745 EUR 1,265,000 JPMorgan Chase Bank NA 12/21/22 (68,498)
USD 1,087,893 GBP 1,012,000 JPMorgan Chase Bank NA 12/21/22 (43,439)
(911,764)
$ (161,600)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch UBS AG 11/07/22 JPY 149.50 JPY 149.50 USD 209 $ 76,059
Put
GBP Currency ............... One-Touch HSBC Bank plc 11/25/22 USD 1.01 USD 1.01 GBP 405 88,523
$ 164,582
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 30 Year Bond .................... 281 10/21/22 USD 128.00 USD 28,100 $ 368,813
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Goldman Sachs International 10/26/22 USD 0.99 EUR 4,181 $ 77,705
EUR Currency ........................... JPMorgan Chase Bank NA 10/26/22 NOK 9.35 EUR 2,887 6
GBP Currency ........................... HSBC Bank plc 11/01/22 USD 1.05 GBP 4,109 28,839
EUR Currency ........................... Morgan Stanley & Co. International plc 11/16/22 NOK 9.65 EUR 38,373 4,413
$ —
$ 110,963
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.87% Semi-Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 % USD 91,523 $ 1,667,152
Put
10-Year Interest Rate Swap
(a)
2.87% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 91,523 6,223,702
$ 7,890,854
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch UBS 10/06/22 JPY 149.50 USD 149.50 USD 209 $ (7,596)
Put
EUR Currency ............... Down and In Goldman Sachs 10/26/22 USD 0.96 EUR 0.92 EUR 4,181 (20,901)
GBP Currency ............... One-Touch HSBC Bank 10/27/22 USD 1.01 GBP 1.01 GBP 405 (48,092)
(68,993)
$ (76,589)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 30 Year Bond ..................... 281 10/21/22 USD 134.00 USD 28,100 $ (48,297)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
GBP Currency ............................. HSBC Bank plc 11/01/22 USD 1.02 GBP 4,109 $ (16,447)
EUR Currency ............................. Morgan Stanley & Co. International plc 11/16/22 NOK 9.35 EUR 38,373 (819)
–
$ (17,266)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 % USD 24,193 $ (234,058)
10-Year Interest Rate Swap
(a)
2.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 86,802 (1,168,262)
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 06/15/23 3.10 USD 24,343 (496,517)
10-Year Interest Rate Swap
(a)
2.75% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 07/19/23 2.75 USD 11,700 (159,624)
10-Year Interest Rate Swap
(a)
2.46% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 59,000 (566,811)
10-Year Interest Rate Swap
(a)
2.44% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/10/23 2.44 USD 30,591 (283,212)
10-Year Interest Rate Swap
(a)
2.68% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 33,986 (462,139)
(3,370,623)
Put
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.90% Annual Deutsche Bank AG 12/02/22 2.90 EUR 7,065 (226,810)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 3.25% Annual Deutsche Bank AG 03/22/23 3.25 EUR 7,065 (236,696)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.67% Semi-Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 24,193 (1,908,281)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 86,802 (5,961,319)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs Bank
USA 06/15/23 3.10 USD 24,343 (1,314,421)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.75% Semi-Annual Deutsche Bank AG 07/19/23 2.75 USD 11,700 (873,769)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.46% Semi-Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 59,000 (5,492,008)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.44% Semi-Annual Deutsche Bank AG 08/10/23 2.44 USD 30,591 (2,899,386)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.68% Semi-Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 33,986 (2,694,993)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 3.50% Annual
Goldman Sachs Bank
USA 08/25/27 3.50 EUR 65,000 (2,484,953)
(24,092,636)
$ (27,463,259)
(a)
Forward settling swaption.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.
CROSSOVER.37.V1 . 5.00 % Quarterly 06/20/27 BB- EUR 7,883 $ (272,212) $ (168,473) $ (103,739)
CDX.NA.HY.39.V1 ..... 5.00 Quarterly 12/20/27 B+ USD 16,636 (657,333) (821,797) 164,464
$ (929,545) $ (990,270) $ 60,725
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.57% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
10/15/27 EUR 540 $ 10,959 $ — $ 10,959
2.59% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
10/15/27 EUR 511 9,978 — 9,978
6 month
EURIBOR Semi-Annual 1.61% Annual N/A 08/15/31 EUR 621 (66,453) — (66,453)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 08/15/31 EUR 49,117 (5,121,289) (1,590,539) (3,530,750)
6 month
EURIBOR Semi-Annual 1.71% Annual N/A 08/15/31 EUR 310 (30,876) — (30,876)
6 month
EURIBOR Semi-Annual 1.72% Annual N/A 08/15/31 EUR 310 (30,588) — (30,588)
6 month
EURIBOR Semi-Annual 1.73% Annual N/A 08/15/31 EUR 309 (30,287) — (30,287)
6 month
EURIBOR Semi-Annual 1.75% Annual N/A 08/15/31 EUR 310 (30,053) 52 (30,105)
6 month
EURIBOR Semi-Annual 1.86% Annual N/A 08/15/31 EUR 1,298 (114,306) 397 (114,703)
6 month
EURIBOR Semi-Annual 2.01% Annual N/A 08/15/31 EUR 621 (47,581) — (47,581)
6 month
EURIBOR Semi-Annual 2.07% Annual N/A 08/15/31 EUR 621 (44,411) — (44,411)
6 month
EURIBOR Semi-Annual 2.09% Annual N/A 08/15/31 EUR 415 (29,091) — (29,091)
6 month
EURIBOR Semi-Annual 2.12% Annual N/A 08/15/31 EUR 310 (21,066) — (21,066)
6 month
EURIBOR Semi-Annual 2.22% Annual N/A 08/15/31 EUR 208 (12,609) — (12,609)
6 month
EURIBOR Semi-Annual 2.23% Annual N/A 08/15/31 EUR 309 (18,441) (47) (18,394)
6 month
EURIBOR Semi-Annual 2.37% Annual N/A 08/15/31 EUR 208 (10,153) (337) (9,816)
6 month
EURIBOR Semi-Annual 2.40% Annual 12/12/22
(a)
08/15/31 EUR 309 (15,610) — (15,610)
6 month
EURIBOR Semi-Annual 2.41% Annual N/A 08/15/31 EUR 310 (14,096) — (14,096)
6 month
EURIBOR Semi-Annual 2.50% Annual N/A 08/15/31 EUR 310 (12,066) — (12,066)
6 month
EURIBOR Semi-Annual 2.53% Annual 12/12/22
(a)
08/15/31 EUR 20,236 (824,338) — (824,338)
2.52% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 306 12,725 — 12,725
3.16% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 710 (4,510) — (4,510)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.22% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 360 $ (3,935) $ — $ (3,935)
3.26% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 360 (5,047) — (5,047)
2.38% Annual
6 month
EURIBOR Semi-Annual 12/12/22
(a)
08/15/31 EUR 306 15,811 2,541 13,270
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 4,993 769,739 — 769,739
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 19,518 2,911,071 — 2,911,071
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 11,107 1,377,713 — 1,377,713
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 13,125 1,590,938 — 1,590,938
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,000 2,103,546 — 2,103,546
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 11,297 1,231,121 — 1,231,121
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 15,127 1,476,897 — 1,476,897
2.34% Annual 1 day SOFR Annual N/A 04/07/32 USD 11,206 1,058,046 — 1,058,046
2.44% Annual 1 day SOFR Annual N/A 04/08/32 USD 14,963 1,291,020 — 1,291,020
2.44% Annual 1 day SOFR Annual N/A 04/11/32 USD 11,227 968,970 — 968,970
2.58% Annual 1 day SOFR Annual N/A 04/13/32 USD 13,287 991,218 — 991,218
2.61% Annual 1 day SOFR Annual N/A 04/19/32 USD 13,079 944,114 — 944,114
2.64% Annual 1 day SOFR Annual N/A 04/20/32 USD 9,291 647,536 — 647,536
2.68% Annual 1 day SOFR Annual N/A 04/21/32 USD 11,156 745,384 — 745,384
2.75% Annual 1 day SOFR Annual N/A 04/21/32 USD 13,287 810,705 — 810,705
1 day SOFR Annual 2.53% Annual N/A 04/28/32 USD 22,494 (1,795,388) — (1,795,388)
2.74% Annual 1 day SOFR Annual N/A 05/03/32 USD 9,430 589,819 — 589,819
2.87% Annual 1 day SOFR Annual N/A 05/09/32 USD 18,716 980,238 — 980,238
1 day SOFR Annual 2.67% Annual N/A 05/16/32 USD 14,619 (1,012,828) — (1,012,828)
1 day SOFR Annual 2.54% Annual N/A 05/27/32 USD 16,545 (1,334,751) — (1,334,751)
2.73% Annual 1 day SOFR Annual N/A 06/03/32 USD 12,948 846,200 — 846,200
2.86% Annual 1 day SOFR Annual N/A 06/08/32 USD 16,678 912,416 — 912,416
2.79% Annual 1 day SOFR Annual N/A 06/09/32 USD 14,976 910,385 — 910,385
1 day SOFR Annual 2.78% Annual N/A 06/09/32 USD 68,063 (4,194,793) — (4,194,793)
2.85% Annual 1 day SOFR Annual N/A 06/13/32 USD 18,654 1,048,745 — 1,048,745
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 13,029 614,384 — 614,384
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 13,029 608,357 — 608,357
3.17% Annual 1 day SOFR Annual N/A 06/15/32 USD 11,053 324,451 — 324,451
3.09% Annual 1 day SOFR Annual N/A 06/17/32 USD 37,058 1,339,889 — 1,339,889
1 day SOFR Annual 3.00% Annual N/A 06/21/32 USD 18,430 (813,210) — (813,210)
1 day SOFR Annual 2.78% Annual N/A 07/05/32 USD 17,852 (1,122,344) — (1,122,344)
1 day SOFR Annual 2.83% Annual N/A 07/05/32 USD 14,876 (875,967) — (875,967)
1 day SOFR Annual 2.71% Annual N/A 07/06/32 USD 14,306 (988,731) — (988,731)
1 day SOFR Annual 2.62% Annual N/A 07/07/32 USD 12,299 (941,949) — (941,949)
1 day SOFR Annual 2.68% Annual N/A 07/08/32 USD 8,917 (635,799) — (635,799)
2.90% Annual 1 day SOFR Annual N/A 07/12/32 USD 10,578 562,557 — 562,557
2.51% Annual 1 day SOFR Annual 07/26/27
(a)
07/26/32 USD 780 22,463 — 22,463
6 month
EURIBOR Semi-Annual 2.10% Annual 07/26/27
(a)
07/26/32 EUR 691 (29,910) — (29,910)
1 day SOFR Annual 2.60% Annual N/A 07/26/32 USD 17,673 (1,400,886) — (1,400,886)
1 day SOFR Annual 2.54% Annual N/A 08/10/32 USD 56,746 (4,783,907) — (4,783,907)
2.76% Annual 1 day SOFR Annual N/A 08/23/32 USD 17,673 1,177,155 — 1,177,155
2.93% Annual 1 day SOFR Annual N/A 09/01/32 USD 17,497 920,618 — 920,618
1 day SOFR Annual 2.93% Annual N/A 09/01/32 USD 116,552 (6,084,003) — (6,084,003)
2.99% Annual 1 day SOFR Annual N/A 09/02/32 USD 17,864 845,652 — 845,652
2.93% Annual 1 day SOFR Annual N/A 09/02/32 USD 17,864 927,763 — 927,763
3.08% Annual 1 day SOFR Annual N/A 09/09/32 USD 10,569 423,635 — 423,635
3.47% Annual 1 day SOFR Annual N/A 09/30/32 USD 16,798 132,495 — 132,495
3.56% Annual 1 day SOFR Annual 10/03/22
(a)
10/03/32 USD 25,197 10,165 — 10,165
1 day SOFR Annual 3.48% Annual 10/04/22
(a)
10/04/32 USD 11,765 — — —
1 day SOFR Annual 2.99% Annual 05/17/32
(a)
05/17/37 USD 495 (5,463) — (5,463)
1 day SOFR Annual 3.01% Annual 05/17/32
(a)
05/17/37 USD 1,319 (13,862) — (13,862)
1 day SOFR Annual 3.05% Annual 06/09/32
(a)
06/09/37 USD 2,277 (20,391) — (20,391)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 2.63% Annual 07/13/32
(a)
07/13/37 EUR 130 $ (1,963) $ — $ (1,963)
0.71% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 140 3,489 — 3,489
0.73% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 141 3,360 — 3,360
0.76% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 140 3,074 — 3,074
0.74% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 141 3,280 — 3,280
0.65% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 69 1,942 — 1,942
1.90% Annual 1 day SOFR Annual 04/22/42
(a)
04/22/52 USD 188 2,271 31 2,240
0.86% Annual 1 day TONAR Annual N/A 04/25/52 JPY 2,678 1,215 — 1,215
1.85% Annual 1 day SOFR Annual 04/28/42
(a)
04/28/52 USD 188 2,700 (92) 2,792
1.90% Annual 1 day SOFR Annual 05/02/42
(a)
05/02/52 USD 185 2,220 (1) 2,221
1.92% Annual 1 day SOFR Annual 05/02/42
(a)
05/02/52 USD 276 3,107 — 3,107
0.85% Annual 1 day TONAR Annual N/A 05/09/52 JPY 2,678 1,256 — 1,256
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 2,678 1,239 — 1,239
0.80% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 178 3,509 — 3,509
0.74% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 415 9,605 — 9,605
0.75% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 178 4,011 — 4,011
1.91% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 188 2,146 (80) 2,226
1 day SOFR Annual 2.01% Annual 05/16/42
(a)
05/16/52 USD 185 (1,245) — (1,245)
1.90% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 822 2,580 — 2,580
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 1,643 4,558 — 4,558
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 822 2,215 — 2,215
2.05% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/52 USD 188 905 — 905
1.99% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/52 USD 419 3,240 — 3,240
6 month
EURIBOR Semi-Annual 0.95% Annual 05/23/42
(a)
05/23/52 EUR 147 (1,710) (826) (884)
0.88% Annual 1 day TONAR Annual N/A 05/23/52 JPY 5,378 2,281 — 2,281
0.95% Annual
6 month
EURIBOR Semi-Annual 05/23/42
(a)
05/23/52 EUR 147 1,713 — 1,713
0.85% Annual 1 day TONAR Annual N/A 05/26/52 JPY 4,434 2,126 — 2,126
6 month
EURIBOR Semi-Annual 1.03% Annual 05/26/42
(a)
05/26/52 EUR 147 (1,104) — (1,104)
6 month
EURIBOR Semi-Annual 1.07% Annual 05/26/42
(a)
05/26/52 EUR 147 (743) — (743)
6 month
EURIBOR Semi-Annual 1.11% Annual 05/26/42
(a)
05/26/52 EUR 147 (429) — (429)
1.03% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 147 1,081 — 1,081
1.11% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 147 429 1,670 (1,241)
1.06% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 147 868 — 868
1.07% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 147 743 2,014 (1,271)
2.06% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 1,201 5,147 — 5,147
1.98% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 211 1,691 10 1,681
1.99% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 211 1,592 125 1,467
2.03% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 399 2,260 (117) 2,377
2.05% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 214 1,060 — 1,060
2.03% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 107 620 — 620
0.79% Annual 1 day TONAR Annual N/A 05/27/52 JPY 4,434 2,599 — 2,599
6 month
EURIBOR Semi-Annual 1.30% Annual 05/30/42
(a)
05/30/52 EUR 178 1,263 — 1,263

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.21% Annual 06/02/42
(a)
06/02/52 EUR 147 $ 320 $ — $ 320
6 month
EURIBOR Semi-Annual 1.24% Annual 06/02/42
(a)
06/02/52 EUR 147 579 — 579
2.08% Annual 1 day SOFR Annual 06/03/42
(a)
06/03/52 USD 214 699 — 699
1 day SOFR Annual 2.15% Annual 06/06/42
(a)
06/06/52 USD 214 9 5 4
6 month
EURIBOR Semi-Annual 1.30% Annual 06/09/42
(a)
06/09/52 EUR 178 1,276 (16) 1,292
6 month
EURIBOR Semi-Annual 1.63% Annual 06/09/42
(a)
06/09/52 EUR 285 7,057 (3) 7,060
1.36% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 164 (1,704) — (1,704)
1.28% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 245 (1,494) — (1,494)
1.38% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 164 (1,862) — (1,862)
1.25% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 245 (1,096) — (1,096)
1.38% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 164 (1,879) 30 (1,909)
1.37% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 164 (1,792) (71) (1,721)
1.30% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 245 (1,735) — (1,735)
1.32% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 245 (2,081) — (2,081)
1.50% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 245 (4,371) (32) (4,339)
1.35% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 164 (1,630) — (1,630)
1.32% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 409 (3,301) — (3,301)
1.37% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 245 (2,670) — (2,670)
2.00% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 3,316 3,244 — 3,244
1 day SOFR Annual 2.11% Annual 06/13/42
(a)
06/13/52 USD 214 (429) — (429)
1 day SOFR Annual 2.14% Annual 06/13/42
(a)
06/13/52 USD 214 (108) — (108)
1.98% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 213 1,671 — 1,671
1.91% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 213 2,390 — 2,390
2.05% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 320 1,455 — 1,455
2.04% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 105 549 — 549
1 day SOFR Annual 2.09% Annual 06/16/42
(a)
06/16/52 USD 213 (574) — (574)
1 day SOFR Annual 2.10% Annual 06/16/42
(a)
06/16/52 USD 213 (425) — (425)
1 day SOFR Annual 2.11% Annual 06/16/42
(a)
06/16/52 USD 213 (400) — (400)
1 day SOFR Annual 2.00% Annual 06/20/42
(a)
06/20/52 USD 213 (1,434) — (1,434)
1.44% Annual
6 month
EURIBOR Semi-Annual 06/23/42
(a)
06/23/52 EUR 245 (3,632) — (3,632)
1 day SOFR Annual 2.09% Annual 07/08/42
(a)
07/08/52 USD 213 (567) — (567)
1 day SOFR Annual 2.01% Annual 07/14/42
(a)
07/14/52 USD 213 (1,282) — (1,282)
1 day SOFR Annual 2.05% Annual 07/14/42
(a)
07/14/52 USD 212 (954) — (954)
6 month
EURIBOR Semi-Annual 1.15% Annual 07/15/42
(a)
07/15/52 EUR 285 (144) — (144)
6 month
EURIBOR Semi-Annual 1.15% Annual 07/15/42
(a)
07/15/52 EUR 285 (129) 366 (495)
6 month
EURIBOR Semi-Annual 1.17% Annual 07/15/42
(a)
07/15/52 EUR 285 182 — 182
6 month
EURIBOR Semi-Annual 1.29% Annual 07/15/42
(a)
07/15/52 EUR 285 2,007 — 2,007
6 month
EURIBOR Semi-Annual 1.30% Annual 07/15/42
(a)
07/15/52 EUR 285 2,151 — 2,151
1 day SOFR Annual 2.02% Annual 07/21/42
(a)
07/21/52 USD 212 (1,164) — (1,164)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 2.03% Annual 07/21/42
(a)
07/21/52 USD 213 $ (1,129) $ — $ (1,129)
1 day SOFR Annual 2.06% Annual 07/28/42
(a)
07/28/52 USD 213 (812) — (812)
1 day SOFR Annual 2.11% Annual 07/28/42
(a)
07/28/52 USD 415 (555) — (555)
1.96% Annual 1 day SOFR Annual 08/01/42
(a)
08/01/52 USD 213 1,800 — 1,800
6 month
EURIBOR Semi-Annual 0.97% Annual 08/04/42
(a)
08/04/52 EUR 441 (4,449) (7,966) 3,517
1.95% Annual 1 day SOFR Annual 08/04/42
(a)
08/04/52 USD 213 1,873 — 1,873
0.97% Annual
6 month
EURIBOR Semi-Annual 08/04/42
(a)
08/04/52 EUR 441 4,320 — 4,320
0.97% Annual
6 month
EURIBOR Semi-Annual 08/04/42
(a)
08/04/52 EUR 441 4,449 — 4,449
6 month
EURIBOR Semi-Annual 1.05% Annual 08/05/42
(a)
08/05/52 EUR 285 (1,540) — (1,540)
6 month
EURIBOR Semi-Annual 1.13% Annual 08/11/42
(a)
08/11/52 EUR 280 (388) — (388)
6 month
EURIBOR Semi-Annual 1.15% Annual 08/11/42
(a)
08/11/52 EUR 275 14 — 14
1 day SOFR Annual 2.10% Annual 08/11/42
(a)
08/11/52 USD 210 (353) — (353)
1 day SOFR Annual 2.10% Annual 08/11/42
(a)
08/11/52 USD 205 (349) — (349)
1 day SOFR Annual 2.13% Annual 08/11/42
(a)
08/11/52 USD 205 (29) — (29)
2.12% Annual 1 day SOFR Annual 08/14/42
(a)
08/14/52 USD 287 201 — 201
2.04% Annual 1 day SOFR Annual 08/25/42
(a)
08/25/52 USD 290 1,270 — 1,270
1 day SOFR Annual 2.12% Annual 08/25/42
(a)
08/25/52 USD 290 (188) — (188)
2.05% Annual 1 day SOFR Annual 08/26/42
(a)
08/26/52 USD 290 1,160 — 1,160
2.05% Annual 1 day SOFR Annual 08/29/42
(a)
08/29/52 USD 287 1,113 (188) 1,301
1.21% Annual
6 month
EURIBOR Semi-Annual 08/29/42
(a)
08/29/52 EUR 441 (1,412) (89) (1,323)
1.31% Annual
6 month
EURIBOR Semi-Annual 09/01/42
(a)
09/01/52 EUR 1,349 (11,222) — (11,222)
2.01% Annual 1 day SOFR Annual 09/02/42
(a)
09/02/52 USD 287 1,638 441 1,197
2.04% Annual 1 day SOFR Annual 09/02/42
(a)
09/02/52 USD 600 2,529 — 2,529
2.15% Annual 1 day SOFR Annual 09/08/42
(a)
09/08/52 USD 310 (198) — (198)
1 day SOFR Annual 2.19% Annual 09/08/42
(a)
09/08/52 USD 310 869 — 869
1.18% Annual
6 month
EURIBOR Semi-Annual 09/08/42
(a)
09/08/52 EUR 505 (937) — (937)
2.21% Annual 1 day SOFR Annual 09/11/42
(a)
09/11/52 USD 620 (2,287) (12) (2,275)
1 day SOFR Annual 2.29% Annual 09/12/42
(a)
09/12/52 USD 310 2,330 — 2,330
2.17% Annual 1 day SOFR Annual 09/19/42
(a)
09/19/52 USD 310 (616) — (616)
6 month
EURIBOR Semi-Annual 1.16% Annual 09/19/42
(a)
09/19/52 EUR 285 (3) 1 (4)
0.96% Annual
6 month
EURIBOR Semi-Annual 09/26/42
(a)
09/26/52 EUR 250 2,444 — 2,444
6 month
EURIBOR Semi-Annual 1.11% Annual 09/29/42
(a)
09/29/52 EUR 285 (455) — (455)
6 month
EURIBOR Semi-Annual 1.15% Annual 09/29/42
(a)
09/29/52 EUR 285 136 — 136
$ (309,953) $ (1,592,733) $ 1,282,780
(a)
Forward swap.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
i
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.08% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/27 EUR 5,915 $ (136,330) $ (438) $ (135,892)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.67% At Termination 09/15/32 EUR 5,915 174,733 1,161 173,572
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.43% At Termination 07/15/52 EUR 1,680 (16,710) — (16,710)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/21/52 USD 1,070 (54,335) — (54,335)
2.60% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/52 EUR 830 (40,391) — (40,391)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.44% At Termination 08/15/52 EUR 1,680 (2,995) — (2,995)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/17/52 USD 1,070 (49,161) — (49,161)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.52% At Termination 09/15/52 EUR 1,735 50,922 — 50,922
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/20/52 USD 2,230 (144,735) — (144,735)
$ (219,002) $ 723 $ (219,725)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%
1 day TONAR ........................................ Tokyo Overnight Average Rate 0.73
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WTI West Texas Intermediate

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 79,588,552 $ — $ 79,588,552
Common Stocks ......................................... 973,350 — — 973,350
Corporate Bonds ........................................ — 8,877,705 — 8,877,705
Foreign Agency Obligations ................................. — 3,749,613 — 3,749,613
Foreign Government Obligations .............................. — 22,917,887 — 22,917,887
Investment Companies .................................... 2,322,731 — — 2,322,731
Non-Agency Mortgage-Backed Securities ........................ — 25,851,512 — 25,851,512
U.S. Government Sponsored Agency Securities .................... — 208,665,578 — 208,665,578
U.S. Treasury Obligations ................................... — 3,047,454,788 — 3,047,454,788
Short-Term Securities
Money Market Funds ...................................... 5,019,297 — — 5,019,297
Options Purchased
Foreign currency exchange contracts ........................... — 275,545 — 275,545
Interest rate contracts ...................................... 368,813 7,890,854 — 8,259,667
Liabilities
Investments
TBA Sale Commitments .................................... — (116,569,041) — (116,569,041)
Investments Sold Short .................................... — (8,326,689) — (8,326,689)
$ 8,684,191 $ 3,280,376,304 $ — $ 3,289,060,495
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 60,959 $ — $ — $ 60,959
Credit contracts ........................................... — 164,464 — 164,464
Foreign currency exchange contracts ............................ — 750,164 — 750,164
Interest rate contracts ....................................... 6,750,413 32,301,697 — 39,052,110
Other contracts ........................................... — 224,494 — 224,494
Liabilities
Credit contracts ........................................... — (103,739) — (103,739)
Foreign currency exchange contracts ............................ — (1,005,619) — (1,005,619)
Interest rate contracts ....................................... (1,041,966) (58,482,176) — (59,524,142)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (444,219) $ — $ (444,219)
$ 5,769,406 $ (26,594,934) $ — $ (20,825,528)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $400,184,034 are categorized as Level 2 within the disclosure hierarchy.